Pension obligations (Schedule of net defined benefit liability (asset)) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Obligations [Line Items]
Present value of funded defined benefit obligation	$ 131,503	$ 197,546
Fair value of plan assets	(137,721)	(199,645)	$ (203,486)
Present value of unfunded defined benefit obligation	13,626	18,823
Net liability arising from defined benefit obligation	$ 7,408	$ 16,724